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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

 INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
       13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

           Report for the Calendar Year or Quarter Ended June 30, 2004

                (Please read instructions before preparing form.)

If amended report check here: [ ]

Lawrence T. Perera
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

Hemenway & Barnes          60 State Street       Boston,     MA          02109
-----------------------    ------------------    -------     -------     -------
Business Address           (Street)              (City)      (State)     (Zip)

(617) 227-7940
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                   ATTENTION

           Intentional misstatements or omissions of facts constitute
                          Federal Criminal Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

 The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this
        Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 13th day of August, 2004.

                                     Lawrence T. Perera
                                     -------------------------------------------
                                     (Name of Institutional Investment Manager)

                                     -------------------------------------------
                                     (Manual Signature of Person Duly Authorized
                                      to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                       13F File No.:    Name:                              13F File No.:
-------------------------   --------------   -------------------------------    ----------------
1. Lawrence Coolidge        28-252           6.  Michael J. Puzo (25)*          28-06165
-------------------------   --------------   -------------------------------    ----------------
2. John M. Cornish          28-5362          7.  Kurt F. Somerville (32)*       28-10379
-------------------------   --------------   -------------------------------    ----------------
3. Fiduciary Trust Co.      28-471           8.  Welch & Forbes, Inc.           28-262
-------------------------   --------------   -------------------------------    ----------------
4. Marion Fremont-Smith     28-2724          9.
-------------------------   --------------   -------------------------------    ----------------
5. Roy A. Hammer            28-5798          10.
-------------------------   --------------   -------------------------------    ----------------

* Refers to manager number on attached detail in Item 7.

                                                                         PAGE: 1
AS OF: JUNE 30, 2004        FORM 13F      SEC FILE # LAWRENCE T. PERERA\28-06167

        ITEM 1:              ITEM 2:         ITEM 3:       ITEM 4:       ITEM 5:      ITEM 6:       ITEM 7:          ITEM 8:
        -------              -------         -------       -------       -------      -------       -------          -------
                                                                        SHARES OR    INVESTMENT                 VOTING AUTHORITY
                                              CUSIP      FAIR MARKET    PRINCIPAL    DISCRETION                (A)     (B)     (C)
     NAME OF ISSUER      TITLE OF CLASS      NUMBER         VALUE        AMOUNT      (A) (B) (C)    MANAGERS   SOLE   SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS              COMMON STOCK      002824100         1063836        26100            xx                        25300
                                                                                             xx        32                800

AMAZON NOTE CONV.        CONV.             023135AF3          214731       215000            xx                       190000
SUB. DEB.                CORPORATE                                                           xx        25              25000
                         BONDS

AMERICAN INTERNATIONAL   COMMON STOCK      026874107         1454326        20403            xx                        13511
GROUP INC                                                                                    xx        32               6892

AMGEN INC                COMMON STOCK      031162100         1529597        28030            xx                        16088
                                                                                             xx        25               3500
                                                                                             xx        32               8442

ANALOG DEVICES, INC.     COMMON STOCK      032654105         1135805        24125            xx                        17325
                                                                                             xx        25               3000
                                                                                             xx        32               3800

APTARGROUP INC.          COMMON STOCK      038336103          467483        10700            xx                         7250
                                                                                             xx        25               1000
                                                                                             xx        32               2450

AUTOMATIC DATA           COMMON STOCK      053015103         1209076        28870            xx                        23870
PROCESSING                                                                                   xx        25               5000

AVERY DENNISON CORP      COMMON STOCK      053611109          868936        13575            xx                        11575
                                                                                             xx        25               2000

BP PLC ADR               COMMON STOCK      055622104         2901780        54168            xx                        40596
                                                                                             xx        25               7172
                                                                                             xx        32               6400

BEA SYSTEMS INC          CORPORATE         073325AD4         1485463      1510000            xx                      1265000
                         BONDS                                                               xx        25              25000
                                                                                             xx        32             220000

                                                                         PAGE: 2
AS OF: JUNE 30, 2004        FORM 13F      SEC FILE # LAWRENCE T. PERERA\28-06167

        ITEM 1:              ITEM 2:         ITEM 3:       ITEM 4:       ITEM 5:      ITEM 6:       ITEM 7:          ITEM 8:
        -------              -------         -------       -------       -------      -------       -------          -------
                                                                        SHARES OR    INVESTMENT                 VOTING AUTHORITY
                                              CUSIP      FAIR MARKET    PRINCIPAL    DISCRETION                (A)     (B)     (C)
     NAME OF ISSUER      TITLE OF CLASS      NUMBER         VALUE        AMOUNT      (A) (B) (C)    MANAGERS   SOLE   SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
BERKSHIRE HATHAWAY INC   CLASS B           084670207          969240          328            xx                          223
                                                                                             xx        25                105

BIOMET INC.              COMMON STOCK      090613100          439956         9900            xx                         7350
                                                                                             xx        32               2550

BRISTOL-MYERS SQUIBB     COMMON STOCK      110122108          604293        24665            xx                        18165
CO                                                                                           xx        25               6500

CANADIAN NATIONAL        COMMON STOCK      136375102          639117        14662            xx                        12562
RAILWAY CO                                                                                   xx        25               1500
                                                                                             xx        32                600

CATERPILLAR INC.         COMMON STOCK      149123101          683184         8600            xx                         8600

CHEVRONTEXACO CORP       COMMON STOCK      166764100          563248         5985            xx                         5985

CHUBB CORPORATION        COMMON STOCK      171232101          327264         4800            xx                         4500
                                                                                             xx        32                300

CISCO SYS INC            COMMON STOCK      17275R102          565127        23845            xx                         8345
                                                                                             xx        25               1800
                                                                                             xx        32              13700

CITIGROUP INC            COMMON STOCK      172967101          279000         6000            xx                         6000

COCA COLA CO             COMMON STOCK      191216100          476228         9434            xx                         8234
                                                                                             xx        32               1200

COLGATE PALMOLIVE CO.    COMMON STOCK      194162103          268870         4600            xx                         4600

WALT DISNEY COMPANY      COMMON STOCK      254687106          203920         8000            xx                         4000
                                                                                             xx        25               4000

                                                                         PAGE: 3
AS OF: JUNE 30, 2004        FORM 13F      SEC FILE # LAWRENCE T. PERERA\28-06167

        ITEM 1:              ITEM 2:         ITEM 3:       ITEM 4:       ITEM 5:      ITEM 6:       ITEM 7:          ITEM 8:
        -------              -------         -------       -------       -------      -------       -------          -------
                                                                        SHARES OR    INVESTMENT                 VOTING AUTHORITY
                                              CUSIP      FAIR MARKET    PRINCIPAL    DISCRETION                (A)     (B)     (C)
     NAME OF ISSUER      TITLE OF CLASS      NUMBER         VALUE        AMOUNT      (A) (B) (C)    MANAGERS   SOLE   SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
E I DU PONT DE           COMMON STOCK      263534109         1198807        26988            xx                        26588
NEMOURS & CO                                                                                 xx        32                400

EMC CORP                 COMMON STOCK      268648102          537795        47175            xx                        35675
                                                                                             xx        25               7900
                                                                                             xx        32               3600

EMERSON ELECTRIC CO      COMMON STOCK      291011104         1596694        25125            xx                        18725
                                                                                             xx        25               4000
                                                                                             xx        32               2400

ENCANA CORP.             COMMON STOCK      292505104         1193374        27650            xx                        21750
                                                                                             xx        25               1600
                                                                                             xx        32               4300

EXXON MOBIL CORP         COMMON STOCK      30231G102         4957399       111628            xx                        98976
                                                                                             xx        25               8480
                                                                                             xx        32               4172

FIRST HORIZON            COMMON STOCK      320517105          215983         4750            xx                         4750
NATIONAL CORP.

FIRST TENNESSEE          COMMON STOCK      337162101                                         xx
NATIONAL CORP

FUEL CELL ENERGY INC     COMMON STOCK      35952H106          239440        20500            xx                        15800
                                                                                             xx        32               4700

GANNETT CO.              COMMON STOCK      364730101          210683         2483            xx                          183
                                                                                             xx        32               2300

GENERAL ELECTRIC CO      COMMON STOCK      369604103         3702154       114264            xx                        96464
                                                                                             xx        25              11000
                                                                                             xx        32               6800

                                                                         PAGE: 4
AS OF: JUNE 30, 2004        FORM 13F      SEC FILE # LAWRENCE T. PERERA\28-06167

        ITEM 1:              ITEM 2:         ITEM 3:       ITEM 4:       ITEM 5:      ITEM 6:       ITEM 7:          ITEM 8:
        -------              -------         -------       -------       -------      -------       -------          -------
                                                                        SHARES OR    INVESTMENT                 VOTING AUTHORITY
                                              CUSIP      FAIR MARKET    PRINCIPAL    DISCRETION                (A)     (B)     (C)
     NAME OF ISSUER      TITLE OF CLASS      NUMBER         VALUE        AMOUNT      (A) (B) (C)    MANAGERS   SOLE   SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL MILLS INC.       COMMON STOCK      370334104          223391         4700            xx                         4700

GILEAD SCIENCES          COMMON STOCK      375558103          308200         4600            xx                         2200
                                                                                             xx        32               2400

HELMERICH & PAYNE INC.   COMMON STOCK      423452101          256270         9800            xx                         7700
                                                                                             xx        32               2100

HEWLETT- PACKARD CO      COMMON STOCK      428236103          297510        14100            xx                         8100
                                                                                             xx        25               6000

INTEL CORPORATION        COMMON STOCK      458140100         2950909       106917            xx                        78817
                                                                                             xx        25              12000
                                                                                             xx        32              16100

INTL BUSINESS MACHINES   COMMON STOCK      459200101         1337412        15172            xx                        12096
                                                                                             xx        32               3076

IVAX CORP.               CORPORATE         465823AG7         1628550      1645000            xx                      1375000
                         BONDS                                                               xx        25              50000
                                                                                             xx        32             220000

JEFFERSON-PILOT CORP     COMMON STOCK      475070108         2092249        41186            xx                        37286
                                                                                             xx        32               3900

JOHNSON & JOHNSON        COMMON STOCK      478160104         3142817        56424            xx                        45500
                                                                                             xx        25               7100
                                                                                             xx        32               3824

KOPIN                    COMMON STOCK      500600101          380695        74500            xx                        47100
                                                                                             xx        25              15000
                                                                                             xx        32              12400

ELI LILLY & CO           COMMON STOCK      532457108          599758         8579            xx                         5379
                                                                                             xx        32               3200

                                                                         PAGE: 5
AS OF: JUNE 30, 2004        FORM 13F      SEC FILE # LAWRENCE T. PERERA\28-06167

        ITEM 1:              ITEM 2:         ITEM 3:       ITEM 4:       ITEM 5:      ITEM 6:       ITEM 7:          ITEM 8:
        -------              -------         -------       -------       -------      -------       -------          -------
                                                                        SHARES OR    INVESTMENT                 VOTING AUTHORITY
                                              CUSIP      FAIR MARKET    PRINCIPAL    DISCRETION                (A)     (B)     (C)
     NAME OF ISSUER      TITLE OF CLASS      NUMBER         VALUE        AMOUNT      (A) (B) (C)    MANAGERS   SOLE   SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
MARSH & MCLENNAN INC     COMMON STOCK      571748102          299508         6600            xx        25               5600
                                                                                             xx        32               1000

MERCK & CO INC           COMMON STOCK      589331107         3106025        65390            xx                        50162
                                                                                             xx        25               8500
                                                                                             xx        32               6728

MICROSOFT CORP           COMMON STOCK      594918104         1219055        42684            xx                        38284
                                                                                             xx        32               4400

NEW YORK TIMES CO.       CL A              650111107        10402139       232658            xx                       232658

NOKIA CORP ADR A         COMMON STOCK      654902204          426022        29300            xx                        24300
                                                                                             xx        25               4200
                                                                                             xx        32                800

PEPSICO INC.             COMMON STOCK      713448108         1415751        26276            xx                        14076
                                                                                             xx        25              10000
                                                                                             xx        32               2200

PFIZER INC               COMMON STOCK      717081103          777813        22690            xx                        18090
                                                                                             xx        32               4600

PROCTER & GAMBLE CO      COMMON STOCK      742718109         2350719        43180            xx                        43180

ROYAL DUTCH PETROLEUM    NY REG SHS        780257804          299686         5800            xx                         5800
CO                       PAR N GLDR
                         1.25

J M SMUCKER CO NEW       COMMON STOCK      832696405         1135125        24725            xx                        19825
                                                                                             xx        25               1600
                                                                                             xx        32               3300

                                                                         PAGE: 6
AS OF: JUNE 30, 2004        FORM 13F      SEC FILE # LAWRENCE T. PERERA\28-06167

        ITEM 1:              ITEM 2:         ITEM 3:       ITEM 4:       ITEM 5:      ITEM 6:       ITEM 7:          ITEM 8:
        -------              -------         -------       -------       -------      -------       -------          -------
                                                                        SHARES OR    INVESTMENT                 VOTING AUTHORITY
                                              CUSIP      FAIR MARKET    PRINCIPAL    DISCRETION                (A)     (B)     (C)
     NAME OF ISSUER      TITLE OF CLASS      NUMBER         VALUE        AMOUNT      (A) (B) (C)    MANAGERS   SOLE   SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
SNAP ON INC              COMMON STOCK      833034101          444538        13250            xx                         9750
                                                                                             xx        32               3500

STATE STREET CORP        COMMON STOCK      857477103         1251746        25525            xx                        23225
                                                                                             xx        32               2300

SYSCO CORP               COMMON STOCK      871829107          760444        21200            xx                        21200

3 M COMPANY              COMMON STOCK      88579Y101         2043047        22698            xx                        21498
                                                                                             xx        25               1000
                                                                                             xx        32                200

UNION PACIFIC CORP       COMMON STOCK      907818108          270498         4550            xx                         2550
                                                                                             xx        25               2000

UNITED NATURAL FOODS     COMMON STOCK      911163103          370048        12800            xx                         9200
INC                                                                                          xx        32               3600

UNITED TECHNOLOGIES      COMMON STOCK      913017109          614563         6718            xx                         6718

WAL MART STORES INC      COMMON STOCK      931142103          206819         3920            xx                          220
                                                                                             xx        32               3700

WELLS FARGO & CO (NEW)   COMMON STOCK      949746101          413830         7231            xx                         4231
                                                                                             xx        32               3000

WYETH                    COMMON STOCK      983024100          304540         8422            xx                         8422

ZIONS BANCORP            COMMON STOCK      989701107          291888         4750            xx                         4750

TOTAL:                                                    73,824,374